Borrowed Funds - Junior Subordinated Debentures Outstanding (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subordinated Borrowing [Line Items]
Junior Subordinated Debentures Amount Outstanding		$ 360,362	$ 360,259	$ 359,866
Capital Securities Amount Outstanding		$ 347,585	$ 347,482
New York Community Capital Trust V (BONUSESSM Units)
Subordinated Borrowing [Line Items]
Interest Rate of Capital Securities and Debentures		6.00%	6.00%
Junior Subordinated Debentures Amount Outstanding		$ 146,436	$ 146,333
Capital Securities Amount Outstanding		$ 140,085	$ 139,982
Date of Original Issue		Nov. 04, 2002	Nov. 04, 2002
Stated Maturity		Nov. 01, 2051	Nov. 01, 2051
First Optional Redemption Date	[1]	Nov. 04, 2007	Nov. 04, 2007
New York Community Capital Trust X
Subordinated Borrowing [Line Items]
Interest Rate of Capital Securities and Debentures		1.78%	1.82%
Junior Subordinated Debentures Amount Outstanding		$ 123,712	$ 123,712
Capital Securities Amount Outstanding		$ 120,000	$ 120,000
Date of Original Issue		Dec. 14, 2006	Dec. 14, 2006
Stated Maturity		Dec. 15, 2036	Dec. 15, 2036
First Optional Redemption Date	[2]	Dec. 15, 2011	Dec. 15, 2011
PennFed Capital Trust III
Subordinated Borrowing [Line Items]
Interest Rate of Capital Securities and Debentures		3.43%	3.47%
Junior Subordinated Debentures Amount Outstanding		$ 30,928	$ 30,928
Capital Securities Amount Outstanding		$ 30,000	$ 30,000
Date of Original Issue		Jun. 02, 2003	Jun. 02, 2003
Stated Maturity		Jun. 15, 2033	Jun. 15, 2033
First Optional Redemption Date	[2]	Jun. 15, 2008	Jun. 15, 2008
New York Community Capital Trust XI
Subordinated Borrowing [Line Items]
Interest Rate of Capital Securities and Debentures		1.85%	1.89%
Junior Subordinated Debentures Amount Outstanding		$ 59,286	$ 59,286
Capital Securities Amount Outstanding		$ 57,500	$ 57,500
Date of Original Issue		Apr. 16, 2007	Apr. 16, 2007
Stated Maturity		Jun. 30, 2037	Jun. 30, 2037
First Optional Redemption Date	[2]	Jun. 30, 2012	Jun. 30, 2012

[1]	Callable subject to certain conditions as described in the prospectus filed with the SEC on November 4, 2002.
[2]	Callable from this date forward.